Summarized Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2010
Summarized Quarterly Financial Data (Unaudited) [Abstract]
Summarized Quarterly Financial Data (Unaudited)
17. Summarized Quarterly Financial Data (Unaudited)
     Following are summarized quarterly financial data (unaudited) for the years ended December 31, 2010 and 2009:

	2010
	March 31	June 30	September 30
	(Restated)(1)	(Restated)(1)	(Restated)(1)	December 31
		(In thousands)
Total revenue	$14	$57	$5	$24
Operating loss	(3,008)	(3,117)	(3,875)	(1,543)
Net (loss) income	(17,259)	(31,573)	10,082	(18,159)
Net (loss) income per share, basic	$(0.41)	$(0.73)	$0.21	$(0.35)
Net (loss) income per share, diluted	$(0.41)	$(0.73)	$0.20	$(0.35)

	2009 Restated(1)
	March 31	June 30	September 30	December 31
		(In thousands)
Total revenue	$—	$—	$—	$92
Operating loss	(4,659)	(2,998)	(3,393)	(3,502)
Net loss	(4,381)	(3,103)	(2,907)	(6,430)
Net (loss) per share, basic and diluted	$(0.14)	$(0.10)	$(0.08)	$(0.15)

(1)	For a description of such restatement of the Company’s financial statements see Note 19 (below).